Consolidated Statements of Cash Flows (Q2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net (loss) income	$ (42,988)	$ (33,050)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	379	382
Amortization of premiums and discounts on marketable securities	0	(79)
Non-cash lease expense	1,113	842
Loss on disposal of property and equipment	(2)	0
Stock-based compensation expense	3,022	6,059
Non-cash interest expense	0	533
Warrant liabilities revaluation	2,866	(2,262)
Contingent value right liability revaluation	36,800	0
Forward contract liabilities revaluation	6,890	0
Changes in operating assets and liabilities:
Accounts receivable	(26,169)	1,211
Unbilled receivable	(491)	2,107
Prepaid expenses, deposits and other assets	2,848	815
Accounts payable	(290)	(49)
Deferred revenue	(5,849)	8,504
Accrued expenses and other liabilities	(8,496)	(3,673)
Net cash used in operating activities	(30,363)	(18,660)
Cash flows from investing activities
Proceeds from maturities of marketable securities	0	28,254
Purchases of property and equipment	(2,189)	(142)
Net cash (used in) provided by investing activities	(2,189)	28,112
Cash flows from financing activities
Repayments of principal, final payment fee, and prepayment penalty on debt	0	(2,586)
Proceeds from exercise of common warrants	2,877	0
Proceeds from issuance of Series A Preferred Stock, gross in private placement	40,000	0
Proceeds from exercise of stock options	274	0
Proceeds from issuance of common stock under Employee Stock Purchase Plan	0	149
Net cash provided by (used in) financing activities	43,151	(2,437)
Effect of exchange rate changes on cash	9	(49)
Net change in cash, cash equivalents, and restricted cash	10,608	6,966
Cash, cash equivalents, and restricted cash at beginning of period	78,288	108,038
Cash, cash equivalents, and restricted cash at end of period	88,896	115,004
Supplemental cash flow information
Cash paid for interest	0	1,242
Noncash investing and financing activities
Stock-based compensation expense in accrued liabilities	0	1,500
Purchase of property and equipment not yet paid	2,879	48
Equity offering costs in accrued liabilities	$ 219	$ 0